UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2306

                                 Oppenheimer Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  February 29, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--95.3%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--12.6%
--------------------------------------------------------------------------------
 AUTOMOBILES--0.7%
 Harley-Davidson, Inc.                                237,500   $   12,616,000
--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.8%
 Amazon.com, Inc. 1                                   200,000        8,630,000
--------------------------------------------------------------------------------
 eBay, Inc. 1                                         302,700       20,843,922
--------------------------------------------------------------------------------
 InterActiveCorp 1                                      3,300          107,481
                                                                ----------------
                                                                    29,581,403

--------------------------------------------------------------------------------
 MEDIA--5.8%
 Clear Channel
 Communications, Inc.                                 547,000       23,542,880
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                               468,700       14,079,748
--------------------------------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1                                        467,400       15,143,760
--------------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                                      1,189,000       42,364,070
                                                                ----------------
                                                                    95,130,458

--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.8%
 Target Corp.                                         670,000       29,453,200
--------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.5%
 Bed Bath &
 Beyond, Inc. 1                                         8,400          343,392
--------------------------------------------------------------------------------
 Gap, Inc. (The)                                      472,500        9,828,000
--------------------------------------------------------------------------------
 Staples, Inc. 1                                    1,195,900       31,356,498
                                                                ----------------
                                                                    41,527,890

--------------------------------------------------------------------------------
 CONSUMER STAPLES--8.2%
--------------------------------------------------------------------------------
 BEVERAGES--2.0%
 PepsiCo, Inc.                                        637,900       33,107,010
--------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--5.1%
 Sysco Corp.                                          212,900        8,441,485
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                              1,078,400       64,229,504
--------------------------------------------------------------------------------
 Walgreen Co.                                         304,800       10,869,168
                                                                ----------------
                                                                    83,540,157

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.1%
 Avon Products, Inc.                                  252,000       17,791,200


                                                                  MARKET VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 ENERGY--1.5%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.5%
 BJ Services Co. 1                                    386,900   $   16,748,901
--------------------------------------------------------------------------------
 Halliburton Co.                                      262,800        8,399,088
                                                                ----------------
                                                                    25,147,989

--------------------------------------------------------------------------------
 FINANCIALS--9.0%
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--6.9%
 American Express Co.                                 781,500       41,747,730
--------------------------------------------------------------------------------
 Citigroup, Inc.                                    1,009,100       50,717,366
--------------------------------------------------------------------------------
 Morgan Stanley                                       340,000       20,318,400
--------------------------------------------------------------------------------
 SLM Corp.                                              2,300           96,347
                                                                ----------------
                                                                   112,879,843

--------------------------------------------------------------------------------
 INSURANCE--2.1%
 American
 International
 Group, Inc.                                          478,700       35,423,800
--------------------------------------------------------------------------------
 HEALTH CARE--30.5%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--14.0%
 Amgen, Inc. 1                                      1,267,100       80,498,863
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                  1,003,200      108,235,248
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                              338,500       18,350,085
--------------------------------------------------------------------------------
 MedImmune, Inc. 1                                    193,200        4,963,308
--------------------------------------------------------------------------------
 Wyeth                                                454,400       17,948,800
                                                                ----------------
                                                                   229,996,304

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--8.1%
 Boston Scientific
 Corp. 1                                            1,002,400       40,948,040
--------------------------------------------------------------------------------
 Medtronic, Inc.                                        3,800          178,220
--------------------------------------------------------------------------------
 Stryker Corp.                                        439,800       39,023,454
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                      638,000       53,426,120
                                                                ----------------
                                                                   133,575,834

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.5%
 Lincare Holdings, Inc. 1                             258,400        8,356,656


       10 | OPPENHEIMER GROWTH FUND

                                                                  MARKET VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 PHARMACEUTICALS--7.9%
 Pfizer, Inc.                                       2,328,940   $   85,355,651
--------------------------------------------------------------------------------
 Teva Pharmaceutical
 Industries Ltd.,
 Sponsored ADR                                        688,500       44,752,500
                                                                ----------------
                                                                   130,108,151

--------------------------------------------------------------------------------
 INDUSTRIALS--5.9%
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--5.9%
 General Electric Co.                               2,972,900       96,678,708
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--27.6%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.2%
 Cisco Systems, Inc. 1                              1,029,800       23,788,380
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                             890,600       29,478,860
                                                                ----------------
                                                                    53,267,240

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--6.1%
 Dell, Inc. 1                                       2,365,900       77,246,635
--------------------------------------------------------------------------------
 EMC Corp. 1                                        1,617,400       23,161,168
                                                                ----------------
                                                                   100,407,803

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
 Agilent
 Technologies, Inc. 1                                   6,000          205,140
--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--2.1%
 Yahoo!, Inc. 1                                       755,300       33,535,320
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3 3%
 Analog Devices, Inc.                                   4,100          204,590
--------------------------------------------------------------------------------
 Applied Materials, Inc. 1                              5,500          116,820
--------------------------------------------------------------------------------
 Intel Corp.                                        1,290,200       37,712,546
--------------------------------------------------------------------------------
 KLA-Tencor Corp. 1                                     3,900          205,920
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                              501,300       15,364,845
                                                                ----------------
                                                                    53,604,721

--------------------------------------------------------------------------------
 SOFTWARE--12.9%
 Adobe Systems, Inc.                                  216,700        8,069,908
--------------------------------------------------------------------------------
 Computer Associates
 International, Inc.                                    5,100          135,456
--------------------------------------------------------------------------------
 Microsoft Corp.                                    3,132,300       83,005,950
--------------------------------------------------------------------------------
 Oracle Corp. 1                                     3,029,300       39,017,384
--------------------------------------------------------------------------------
 Symantec Corp. 1                                   1,452,700       59,764,078


                                                                  MARKET VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 SOFTWARE Continued
 Veritas Software Corp. 1                             750,000   $   22,815,000
                                                                ----------------
                                                                   212,807,776

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.0%
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.0%
 Nextel
 Communications,
 Inc., Cl. A 1                                          2,500           66,225
                                                                ----------------
 Total Common Stocks
 (Cost $1,354,768,951)                                           1,568,808,828

--------------------------------------------------------------------------------
 OTHER SECURITIES--3.5%
--------------------------------------------------------------------------------
 Nasdaq-100 Unit
 Investment Trust
 (Cost $38,044,720)                                 1,570,700       57,424,792

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.1%
--------------------------------------------------------------------------------
 Undivided interest of 1.32% in joint repurchase
 agreement (Principal Amount/Market Value
 $178,071,000, with a maturity value of
 $178,085,542) with Banc One Capital
 Markets, Inc., 0.98%, dated 2/27/04, to
 be repurchased at $2,350,192 on 3/1/04,
 collateralized by U.S. Treasury Nts., 5%,
 5/2/11, with a value of $45,240,809, U.S.
 Treasury Bonds, 3.125%, 9/30/08, with
 a value of $102,650,000 and U.S.
 Treasury Bills, 4/29/04, with a
 value of $33,847,097
 (Cost $2,350,000)                                 $2,350,000        2,350,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,395,163,671)                                   98.9%   1,628,583,620
--------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                                       1.1       17,588,854
                                                   -----------------------------
 NET ASSETS                                             100.0%  $1,646,172,474
                                                   =============================


FOOTNOTE TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       11 | OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 February 29, 2004
------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------
 Investments, at value (cost $1,395,163,671)--see accompanying statement  $1,628,583,620
------------------------------------------------------------------------------------------
 Cash                                                                            567,570
------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                             78,906,744
 Interest and dividends                                                        1,269,826
 Shares of beneficial interest sold                                              885,489
 Other                                                                            44,207
                                                                          ----------------
 Total assets                                                              1,710,257,456

------------------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                        59,713,593
 Shares of beneficial interest redeemed                                        2,437,216
 Distribution and service plan fees                                              614,791
 Trustees' compensation                                                          447,397
 Transfer and shareholder servicing agent fees                                   409,856
 Shareholder communications                                                      408,333
 Other                                                                            53,796
                                                                          ----------------
 Total liabilities                                                            64,084,982

------------------------------------------------------------------------------------------
 NET ASSETS                                                               $1,646,172,474
                                                                          ================

------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                               $       61,977
------------------------------------------------------------------------------------------
 Additional paid-in capital                                                2,177,183,934
------------------------------------------------------------------------------------------
 Accumulated net investment loss                                              (6,648,304)
------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                               (757,845,082)
------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                  233,419,949
                                                                          ----------------
 NET ASSETS                                                               $1,646,172,474
                                                                          ================


       12 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,210,388,744 and 44,905,138 shares of beneficial interest outstanding) $26.95 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                 $28.59
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $264,665,947 and 10,551,605 shares of beneficial interest
 outstanding)                                                             $25.08
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $86,509,414 and 3,392,143 shares of beneficial interest
 outstanding)                                                             $25.50
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,791,494 and 475,094 shares of beneficial interest
 outstanding)                                                             $26.92
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $71,816,875 and 2,652,723 shares of beneficial interest
 outstanding)                                                             $27.07


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       13 | OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended February 29, 2004
---------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $25,354)                             $  4,722,478
---------------------------------------------------------------------------------------------------
 Interest                                                                                 160,337
                                                                                     --------------
 Total investment income                                                                4,882,815

---------------------------------------------------------------------------------------------------
 EXPENSES
---------------------------------------------------------------------------------------------------
 Management fees                                                                        5,269,643
---------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                1,377,114
 Class B                                                                                1,343,316
 Class C                                                                                  422,220
 Class N                                                                                   27,293
---------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                1,663,866
 Class B                                                                                  693,453
 Class C                                                                                  198,186
 Class N                                                                                   29,854
 Class Y                                                                                  120,141
---------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                  101,020
 Class B                                                                                   36,514
 Class C                                                                                    8,372
 Class N                                                                                      886
---------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                    41,489
---------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                8,187
---------------------------------------------------------------------------------------------------
 Other                                                                                    103,329
                                                                                     --------------
 Total expenses                                                                        11,444,883
 Less reduction to custodian expenses                                                        (838)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A          (60,011)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B         (208,076)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C          (45,770)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N          (10,188)
                                                                                     --------------
 Net expenses                                                                          11,120,000

---------------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                                   (6,237,185)

---------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------
 Net realized gain on investments                                                     118,257,734
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                 (29,300,107)

---------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 82,720,442
                                                                                     ==============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       14 | OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS                 YEAR
                                                                                      ENDED                ENDED
                                                                          FEBRUARY 29, 2004           AUGUST 31,
                                                                                (UNAUDITED)                 2003
------------------------------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                         $   (6,237,185)      $  (13,287,123)
------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                       118,257,734         (203,565,467)
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                           (29,300,107)         293,432,431
                                                                             -------------------------------------
 Net increase in net assets resulting from operations                            82,720,442           76,579,841

------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                        (17,249,765)         (66,779,155)
 Class B                                                                        (18,688,732)         (56,820,589)
 Class C                                                                          5,069,896           (1,142,158)
 Class N                                                                          4,510,505            4,873,766
 Class Y                                                                          2,033,113           (3,927,695)

------------------------------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                       58,395,459          (47,215,990)
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                          1,587,777,015        1,634,993,005
                                                                             -------------------------------------
 End of period (including accumulated net investment loss
 of $6,648,304 and $411,119, respectively)                                   $1,646,172,474       $1,587,777,015
                                                                             =====================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       15 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                  YEAR
                                                       ENDED                                                                 ENDED
                                           FEBRUARY 29, 2004                                                            AUGUST 31,
CLASS A                                          (UNAUDITED)          2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $25.57        $24.19        $29.20        $62.31        $39.77        $31.54
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.07)         (.15)         (.13)          .18          (.02)          .10
 Net realized and unrealized gain (loss)                1.45          1.53         (4.74)       (30.05)        25.42         11.69
                                                      ------------------------------------------------------------------------------
 Total from investment operations                       1.38          1.38         (4.87)       (29.87)        25.40         11.79
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --            --          (.14)           --          (.03)         (.48)
 Distributions from net realized gain                     --            --            --         (3.24)        (2.83)        (3.08)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --            --          (.14)        (3.24)        (2.86)        (3.56)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $26.95        $25.57        $24.19        $29.20        $62.31        $39.77
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     5.40%         5.70%       (16.77)%      (49.87)%       67.10%        39.39%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $1,210,389    $1,165,627    $1,173,027    $1,553,066    $3,176,435    $1,730,087
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $1,193,493    $1,095,830    $1,430,735    $2,149,795    $2,390,125    $1,620,201
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                          (0.58)%       (0.69)%       (0.54)%        0.45%        (0.01)%        0.24%
 Total expenses                                         1.20%         1.22%         1.31%         1.06%         1.01%         1.05%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     1.19%         N/A 3          N/A 3         N/A 3         N/A 3         N/A 3
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  55%           82%           60%           92%           49%          106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       16 | OPPENHEIMER GROWTH FUND

                                                  SIX MONTHS                                                                  YEAR
                                                       ENDED                                                                 ENDED
                                           FEBRUARY 29, 2004                                                            AUGUST 31,
CLASS B                                          (UNAUDITED)          2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $23.90        $22.80        $27.60        $59.55        $38.37        $30.54
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                    (.28)         (.58)         (.54)         (.10)         (.21)         (.20)
 Net realized and unrealized gain (loss)                1.46          1.68         (4.26)       (28.61)        24.22         11.32
                                                      ------------------------------------------------------------------------------
 Total from investment operations                       1.18          1.10         (4.80)       (28.71)        24.01         11.12
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --            --            --            --            --          (.21)
 Distributions from net realized gain                     --            --            --         (3.24)        (2.83)        (3.08)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --            --            --         (3.24)        (2.83)        (3.29)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $25.08        $23.90        $22.80        $27.60        $59.55        $38.37
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    4.94%          4.83%       (17.39)%      (50.26)%       65.82%        38.27%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $264,666      $270,715      $317,725      $483,298      $996,000      $445,629
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $269,692      $276,668      $415,965      $692,159      $676,485      $410,058
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                   (1.46)%       (1.52)%       (1.30)%       (0.31)%       (0.78)%       (0.58)%
 Total expenses                                         2.22%         2.29%         2.08%         1.83%         1.78%         1.86%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     2.07%         2.06%          N/A 3,4       N/A 4         N/A 4         N/A 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  55%           82%           60%           92%           49%          106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       17 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                  YEAR
                                                       ENDED                                                                 ENDED
                                           FEBRUARY 29, 2004                                                            AUGUST 31,
CLASS C                                          (UNAUDITED)          2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $24.30        $23.18        $28.06        $60.48        $38.92        $30.93
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                    (.13)         (.36)         (.43)         (.04)         (.09)         (.20)
 Net realized and unrealized gain (loss)                1.33          1.48         (4.45)       (29.14)        24.48         11.47
                                                      ------------------------------------------------------------------------------
 Total from investment operations                       1.20          1.12         (4.88)       (29.18)        24.39         11.27
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --            --            --            --            --          (.21)
 Distributions from net realized gain                     --            --            --         (3.24)        (2.83)        (3.07)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --            --            --         (3.24)        (2.83)        (3.28)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $25.50        $24.30        $23.18        $28.06        $60.48        $38.92
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     4.94%         4.83%       (17.39)%      (50.26)%       65.87%        38.28%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $86,509       $77,548       $75,229      $102,144      $176,150       $57,970
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $84,820       $72,165       $93,082      $133,823      $103,076       $53,501
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                   (1.45)%       (1.52)%       (1.31)%       (0.32)%       (0.77)%       (0.58)%
 Total expenses                                         2.16%         2.22%         2.08%         1.84%         1.78%         1.86%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     2.05%         2.06%          N/A 3,4       N/A 4         N/A 4         N/A 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  55%           82%           60%           92%           49%          106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Voluntary waiver of transfer agent fees less than 0.01%.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       18 | OPPENHEIMER GROWTH FUND

                                                                SIX MONTHS                                      YEAR
                                                                     ENDED                                     ENDED
                                                         FEBRUARY 29, 2004                                AUGUST 31,
CLASS N                                                        (UNAUDITED)          2003          2002        2001 1
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $25.59        $23.99        $29.13        $35.39
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.16)         (.04)         (.13) 2       (.01)
 Net realized and unrealized gain (loss)                              1.49          1.64         (4.78) 2      (6.25)
                                                                    ---------------------------------------------------
 Total from investment operations                                     1.33          1.60         (4.91)        (6.26)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --            --          (.23)           --
 Distributions from net realized gain                                   --            --            --            --
                                                                    ---------------------------------------------------
 Total dividends and/or distributions to shareholders                   --            --          (.23)           --
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $26.92        $25.59        $23.99        $29.13
                                                                    ===================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                                   5.20%         6.67%       (17.00)%      (17.69)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $12,791        $7,766        $2,243          $274
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $10,989        $5,016        $1,623          $ 70
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                                 (0.94)%       (0.39)%       (0.90)%       (0.33)%
 Total expenses                                                       1.73%         1.33%         1.57%         1.40%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                                  1.54%         1.23%          N/A 5,6       N/A 6
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                55%           82%           60%           92%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       19 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                  YEAR
                                                       ENDED                                                                 ENDED
                                           FEBRUARY 29, 2004                                                            AUGUST 31,
CLASS Y                                          (UNAUDITED)          2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $25.66        $24.24        $29.27        $62.33        $39.76        $31.54
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.06)         (.12)         (.06)          .28           .16           .18
 Net realized and unrealized gain (loss)                1.47          1.54         (4.73)       (30.10)        25.37         11.69
                                                      ------------------------------------------------------------------------------
 Total from investment operations                       1.41          1.42         (4.79)       (29.82)        25.53         11.87
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --            --          (.24)           --          (.13)         (.58)
 Distributions from net realized gain                     --            --            --         (3.24)        (2.83)        (3.07)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --            --          (.24)        (3.24)        (2.96)        (3.65)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $27.07        $25.66        $24.24        $29.27        $62.33        $39.76
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     5.49%         5.86%       (16.50)%      (49.77)%       67.56%        39.74%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $71,817       $66,121       $66,769      $ 88,284      $191,267      $ 93,936
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $68,557       $61,965       $81,127      $124,168      $134,650      $116,615
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                          (0.40)%       (0.55)%       (0.25)%        0.67%         0.27%         0.65%
 Total expenses                                         1.02%         1.17%         1.13%         0.86%         0.73%         0.80%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                      N/A 3        1.08%         1.02%          N/A 3         N/A 3         N/A 3
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  55%           82%           60%           92%           49%          106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


       20 | OPPENHEIMER GROWTH FUND

 NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.


       21 | OPPENHEIMER GROWTH FUND

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $741,134,942 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $118,257,734 and $0, respectively, of carryforward to offset capital gains realized.

 As of August 31, 2003, the Fund had available for federal income tax purposes post-October losses of $94,649,869 and unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009      $ 50,983,636
                              2010       391,696,099
                              2011       322,063,072
                                        ------------
                              Total     $764,742,807
                                        ============


       22 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2004, the Fund's projected benefit obligations were increased by $16,092 and payments of $24,790 were made to retired trustees, resulting in an accumulated liability of $402,487 as of February 29, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


       23 | OPPENHEIMER GROWTH FUND

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       SIX MONTHS ENDED FEBRUARY 29, 2004       YEAR ENDED AUGUST 31, 2003
                                SHARES             AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------
 CLASS A
 Sold                        3,965,484      $ 103,537,552      7,473,993      $ 175,173,916
 Acquisition--Note 5         1,087,441         28,622,869             --                 --
 Redeemed                   (5,725,702)      (149,410,186)   (10,385,203)      (241,953,071)
                            -----------------------------------------------------------------
 Net decrease                 (672,777)     $ (17,249,765)    (2,911,210)     $ (66,779,155)
                            =================================================================

---------------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,143,143      $  27,858,593      2,646,013      $  58,067,246
 Acquisition--Note 5           690,353         16,977,089             --                 --
 Redeemed                   (2,607,829)       (63,524,414)    (5,257,802)      (114,887,835)
                            -----------------------------------------------------------------
 Net decrease                 (774,333)     $ (18,688,732)    (2,611,789)     $ (56,820,589)
                            =================================================================

---------------------------------------------------------------------------------------------
 CLASS C
 Sold                          450,901      $  11,160,579      1,014,973      $  22,640,168
 Acquisition--Note 5           399,809          9,988,803             --                 --
 Redeemed                     (649,711)       (16,079,486)    (1,069,585)       (23,782,326)
                            -----------------------------------------------------------------
 Net increase (decrease)       200,999      $   5,069,896        (54,612)     $  (1,142,158)
                            =================================================================

---------------------------------------------------------------------------------------------
 CLASS N
 Sold                          123,680      $   3,233,056        286,041      $   6,661,490
 Acquisition--Note 5           118,019          3,107,869             --                 --
 Redeemed                      (70,061)        (1,830,420)       (76,061)        (1,787,724)
                            -----------------------------------------------------------------
 Net increase                  171,638      $   4,510,505        209,980      $   4,873,766
                            =================================================================

---------------------------------------------------------------------------------------------
 CLASS Y
 Sold                          512,370      $  13,495,054        859,150      $  20,232,976
 Acquisition--Note 5             7,946            209,931             --                 --
 Redeemed                     (444,062)       (11,671,872)    (1,037,240)       (24,160,671)
                            -----------------------------------------------------------------
 Net increase (decrease)        76,254      $   2,033,113       (178,090)     $  (3,927,695)
                            =================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $876,185,257 and $860,165,284, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60%


       24 | OPPENHEIMER GROWTH FUND
 of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, and 0.54% of the average annual net assets in excess of $4.5 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $2,370,474 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $10,512,817, $1,885,323 and $137,702, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


       25 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
 SIX MONTHS             RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
 ENDED                  DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
 February 29, 2004         $322,079           $6,927         $310,274          $18,424           $4,065

--------------------------------------------------------------------------------
 5. ACQUISITIONS OF OPPENHEIMER TRINITY LARGE CAP GROWTH FUND, OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND AND OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

 OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
 On September 18, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Large Cap Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Large Cap Growth Fund shareholders on September 12, 2003. The Fund issued (at an exchange ratio of 0.278140 for Class A, 0.286919 for Class B, 0.282206 for Class C, 0.275754 for
 Class N and 0.284252 for Class Y of the Fund to one share of Oppenheimer Growth
 Fund), 765,450; 581,877; 238,637; 23,681 and 7,906 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $20,154,303, $14,314,163, $5,968,305, $623,763 and $208,876 in
 exchange for the net assets, resulting in combined Class A net assets of $1,220,006,160, Class B net assets of $287,085,907, Class C net assets of $85,655,039, Class N net assets of $8,789,832 and Class Y net assets of $68,519,811 on September 18, 2003. The net assets acquired included net unrealized appreciation of $886,399 and unused capital loss carryforward of $16,060,774 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

 OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND
 On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Jennison Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Jennison Growth Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.278982 for Class A, 0.292653 for Class B, 0.287686 for Class C, 0.276624 for
 Class N and 0.279527 for Class Y of the Fund to one share of Oppenheimer Growth
 Fund), 276,588; 92,068; 130,475; 89,456 and 28 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $7,288,099, $2,264,865, $3,263,187, $2,357,167 and $739 in exchange for


       26 | OPPENHEIMER GROWTH FUND
 the net assets, resulting in combined Class A net assets of $1,209,081,297, Class B net assets of $279,669,909, Class C net assets of $86,527,169, Class N net assets of $11,395,753 and Class Y net assets of $68,059,567 on October 16, 2003. The net assets acquired included net unrealized appreciation of $2,184,227 and unused capital loss carryforward of $3,197,163 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND
 On November 6, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors Focus Growth Fund shareholders on October 31, 2003. The Fund issued (at an exchange ratio of 0.120563 for Class A, 0.126778 for Class B, 0.124573 for Class C, 0.120102 for Class N and 0.121154 for Class Y of the Fund to one share of Oppenheimer Growth Fund), 45,403; 16,408; 30,697; 4,882 and 12 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,180,467, $398,061, $757,311, $126,939 and $316 in
 exchange for the net assets, resulting in combined Class A net assets of $1,187,485,864, Class B net assets of $269,157,589, Class C net assets of $86,380,114, Class N net assets of $11,400,709 and Class Y net assets of $67,635,520 on November 6, 2003. The net assets acquired included net unrealized appreciation of $201,568 and unused capital loss carryforward of $1,186,539 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.


       27 | OPPENHEIMER GROWTH FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


       28 | OPPENHEIMER GROWTH FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR

              270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)